UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 89.9%
105,914	AllianceBernstein National Municipal Income Fund, Inc.	$1,417,129
33,892	BlackRock Investment Quality Municipal Trust, Inc.	490,756
39,791	BlackRock Long-Term Municipal Advantage Trust	456,005
40,190	BlackRock Municipal Bond Trust	605,261
181,321	BlackRock Municipal Income Trust	2,527,615
142,428	BlackRock Municipal Income Trust II	2,117,904
149,961	BlackRock MuniEnhanced Fund, Inc.	1,753,044
119,169	BlackRock MuniHoldings Fund, Inc.	1,974,630
23,672	BlackRock MuniHoldings Quality Fund II, Inc.	313,654
139,945	BlackRock MuniHoldings Quality Fund, Inc.	1,845,875
67,827	BlackRock MuniVest Fund, Inc.	655,209
291,401	BlackRock MuniYield Quality Fund II, Inc.	3,727,019
157,867	BlackRock MuniYield Quality Fund III, Inc.	2,199,087
378,183	BlackRock MuniYield Quality Fund, Inc.	5,661,400
115,537	Deutsche Strategic Municipal Income Trust	1,432,659
436,437	Dreyfus Municipal Bond Infrastructure Fund, Inc.	5,529,657
309,701	Dreyfus Municipal Income Inc	2,762,533
78,298	Eaton Vance Municipal Bond Fund	982,640
253,998	Eaton Vance Municipal Bond Fund II	3,119,095
451,162	Eaton Vance Municipal Income Trust	5,792,920
157,526	Federated Premier Municipal Income Fund	2,181,735
580,708	Invesco Advantage Municipal Income Trust II	6,503,930
94,939	Invesco Municipal Trust	1,189,586
345,096	Invesco Quality Municipal Income Trust	4,289,543
291,215	Invesco Trust for Investment Grade Municipals	3,782,883
473,642	Invesco Value Municipal Income Trust	6,910,437
77,517	MainStay DefinedTerm Municipal Opportunities Fund	1,492,202
469,165	MFS High Income Municipal Trust	2,355,208
100,622	MFS High Yield Municipal Trust	464,874
376,947	MFS Municipal Income Trust	2,619,782
130,130	Neuberger Berman Intermediate Municipal Fund, Inc.	1,932,431
375,504	Nuveen AMT-Free Municipal Credit Income Fund	5,489,868
822,079	Nuveen AMT-Free Municipal Income Fund	10,982,975
132,513	Nuveen Enhanced Municipal Value Fund	1,860,483
414,189	Nuveen Municipal Credit Income Fund	5,960,180
526,098	Nuveen Quality Municipal Income Fund	7,202,282
245,242	PIMCO Municipal Income Fund	3,242,099
10,560	PIMCO Municipal Income Fund III	119,222
588,741	Pioneer Municipal High Income Advantage Trust	6,470,264
564,654	Pioneer Municipal High Income Trust	6,561,279
619,770	Putnam Managed Municipal Income Trust	4,499,530
516,248	Putnam Municipal Opportunities Trust	6,200,138
6,748	Western Asset Intermediate Muni Fund, Inc.	64,376

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS (Continued)
52,040	Western Asset Municipal Partners Fund, Inc.	$786,324

	TOTAL CLOSED-END FUNDS (Cost $144,537,364)	138,525,723

	EXCHANGE-TRADED FUNDS – 6.8%
3,750	iPATH S&P 500 VIX Short-Term Futures ETN*	59,213
23,599	iShares National Muni Bond ETF	2,571,111
60,063	SPDR Nuveen S&P High Yield Municipal Bond ETF	3,400,166
144,797	VanEck Vectors High-Yield Municipal Index ETF	4,426,444

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,669,826)	10,456,934

Principal Amount

	SHORT-TERM INVESTMENTS – 12.7%
$19,548,401	UMB Money Market Fiduciary, 0.01%[1]	19,548,401

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,548,401)	19,548,401

	TOTAL INVESTMENTS – 109.4% (Cost $174,755,591)	168,531,058
	Liabilities in Excess of Other Assets – (9.4)%	(14,545,767)

	TOTAL NET ASSETS – 100.0%	$153,985,291

ETF – Exchange Traded Fund
ETN – Exchange Traded Note
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

(225)	U.S. 5 Year Treasury Note	June 2017	$(26,325,867)	$(26,488,476)	$(162,609)
(270)	U.S. 10 Year Treasury Note	June 2017	(33,317,870)	(33,631,875)	(314,005)
(150)	U.S. Treasury Long Bond	June 2017	(22,323,469)	(22,626,563)	(303,094)
(40)	Ultra Long Term U.S. Treasury Bond	June 2017	(6,411,909)	(6,425,000)	(13,091)

TOTAL FUTURES CONTRACTS			$(88,379,115)	$(89,171,914)	$(792,799)

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 92.7%
81,808	Advent Claymore Convertible Securities and Income Fund	$1,281,113
81,912	Advent Claymore Convertible Securities and Income Fund II	500,482
416,626	AllianzGI Convertible & Income Fund II	2,520,587
183,488	Alpine Global Premier Properties Fund	1,049,551
180,928	Ares Dynamic Credit Allocation Fund, Inc.	2,898,467
10,476	Barings Global Short Duration High Yield Fund	207,215
178,919	BlackRock Corporate High Yield Fund, Inc.	1,953,796
20,000	BlackRock Credit Allocation Income Trust	263,200
36,957	BlackRock Debt Strategies Fund, Inc.	425,745
77,027	BlackRock Limited Duration Income Trust	1,199,310
80,195	Blackstone/GSO Long-Short Credit Income Fund	1,289,536
181,958	Blackstone/GSO Strategic Credit Fund	2,882,215
155,799	Brookfield Real Assets Income Fund, Inc.	3,549,101
170,720	Calamos Convertible and High Income Fund	1,944,501
49,500	Cohen & Steers Total Return Realty Fund, Inc.	609,840
61,438	Diversified Real Asset Income Fund	1,063,492
47,369	DoubleLine Income Solutions Fund	950,696
68,775	Eaton Vance Floating-Rate Income Plus Fund	1,158,859
161,415	Eaton Vance Limited Duration Income Fund	2,232,370
100,721	First Trust Senior Floating Rate Income Fund II	1,392,971
53,922	Flaherty & Crumrine Preferred Income Fund, Inc.	813,683
101,116	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	2,077,934
159,711	Invesco Dynamic Credit Opportunities Fund	1,953,266
23,113	Invesco High Income Trust II	333,290
157,678	Invesco Senior Income Trust	730,049
113,410	John Hancock Investors Trust	1,932,506
53,732	John Hancock Preferred Income Fund III	990,818
5,400	Kayne Anderson Energy Development Co.	105,246
18,738	Kayne Anderson MLP Investment Co.	393,498
170,350	Neuberger Berman High Yield Strategies Fund, Inc.	2,023,758
60,100	Nuveen Credit Strategies Income Fund	522,269
25,314	Nuveen Dow 30sm Dynamic Overwrite Fund	396,164
20,264	Nuveen Flexible Investment Income Fund	342,259
46,500	Nuveen Floating Rate Income Fund	535,215
119,604	Nuveen Global High Income Fund	1,969,878
31,766	Nuveen Preferred & Income Term Fund	764,925
26,700	Nuveen Preferred Income Opportunities Fund	261,927
124,310	Pacholder High Yield Fund, Inc.	960,916
40,863	PIMCO Dynamic Credit Income Fund	876,103
52,500	PIMCO Income Strategy Fund	585,900
53,398	Pioneer Diversified High Income Trust	863,980
321,718	Pioneer High Income Trust	3,175,357
61,097	Principal Real Estate Income Fund	1,071,641
22,364	Prudential Short Duration High Yield Fund, Inc.	343,958
95,813	THL Credit Senior Loan Fund	1,724,634

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS (Continued)
66,538	Voya Global Advantage and Premium Opportunity Fund	$697,318
19,545	Voya Global Equity Dividend and Premium Opportunity Fund	143,460
196,300	Voya Prime Rate Trust	1,061,983
193,809	Wells Fargo Income Opportunities Fund	1,627,996
379,545	Western Asset High Income Fund II, Inc.	2,740,315
34,279	Western Asset High Yield Defined Opportunity Fund, Inc.	526,525
118,644	Western Asset Premier Bond Fund	1,583,897

	TOTAL CLOSED-END FUNDS (Cost $59,323,355)	63,503,715

	EXCHANGE-TRADED FUNDS – 1.7%
6,325	iPATH S&P 500 VIX Short-Term Futures ETN*	99,872
27,325	iShares U.S. Preferred Stock ETF	1,057,477

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,654,042)	1,157,349

Principal Amount

	SHORT-TERM INVESTMENTS – 6.5%
$4,436,709	UMB Money Market Fiduciary, 0.01%[1]	4,436,709

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,436,709)	4,436,709

	TOTAL INVESTMENTS – 100.9% (Cost $65,414,106)	69,097,773
	Liabilities in Excess of Other Assets – (0.9)%	(646,302)

	TOTAL NET ASSETS – 100.0%	$68,451,471

ETF – Exchange Traded Fund
ETN – Exchange Traded Note
*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at March 31, 2017	Unrealized Appreciation (Depreciation)

(20)	E-mini Dow Jones Industrial Average	June 2017	$(2,073,310)	$(2,060,400)	$12,910
(100)	E-mini S&P 500	June 2017	(11,812,562)	(11,796,000)	16,562
(30)	Russell 2000 Mini Index	June 2017	(2,065,300)	(2,076,600)	(11,300)
(30)	U.S. 2 Year Treasury Note	June 2017	(6,477,038)	(6,493,594)	(16,556)
(70)	U.S. 5 Year Treasury Note	June 2017	(8,181,994)	(8,240,860)	(58,866)
(50)	U.S. 10 Year Treasury Note	June 2017	(6,169,976)	(6,228,125)	(58,149)
(10)	U.S. Treasury Long Bond	June 2017	(1,488,231)	(1,508,437)	(20,206)

TOTAL FUTURES CONTRACTS			$(38,268,411)	$(38,404,016)	$(135,605)

Robinson Funds
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2017 (Unaudited)

Note 1 – Organization
Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014, with three classes of shares: Class A, Class C and Institutional Class.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, with Class A, Class C, and Institutional Class shares, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Robinson Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Closed-End Funds
The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Funds to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

(c) Municipal Bonds Risk
The underlying closed-end funds in which the Funds invest will invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(d) Futures Contracts
The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Robinson Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Short Sales
The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Robinson Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$174,811,969	$65,465,002

Gross unrealized appreciation	$1,144,243	$4,378,443
Gross unrealized depreciation	(7,425,154)	(745,672)

Net unrealized appreciation/(depreciation) on investments	$(6,280,911)	$3,632,771

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Robinson Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
March 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2017, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$138,525,723	$-	$-	$138,525,723
Exchange-Traded Funds	10,456,934	-	-	10,456,934
Short-Term Investments	19,548,401	-	-	19,548,401
Total Investments	$168,531,058	$-	$-	$168,531,058

Other Financial Instruments*
Futures Contracts	$(792,799)	$-	$-	$(792,799)
Total Other Financial Instruments	$(792,799)	$-	$-	$(792,799)

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$63,503,715	$-	$-	$63,503,715
Exchange-Traded Funds	1,157,349	-	-	1,157,349
Short-Term Investments	4,436,709	-	-	4,436,709
Total Investments	$69,097,773	$-	$-	$69,097,773

Other Financial Instruments*
Futures Contracts	$(135,605)	$-	$-	$(135,605)
Total Other Financial Instruments	$(135,605)	$-	$-	$(135,605)

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	05/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	05/30/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	05/30/2017